Consolidated Statement of Changes in Equity (Parenthetical) - Private Forward Repurchase Transaction [Member] - USD ($) shares in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement of Changes in Equity (Textuals) [Abstract]
Private forward repurchase contract				$ 500	$ 750	$ 500
Common stock repurchased, shares		14.3	11.1	64.0	66.0
Subsequent Event [Member]
Consolidated Statement of Changes in Equity (Textuals) [Abstract]
Common stock repurchased, shares	9.2